Gain on Acquisitions, Disposals and Others (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Gain on Acquisitions, Disposals and Others

(in millions of Canadian dollars)	2018	2017
Gain on business acquisition	(4)	—
Gain on disposal of assets	(67)	(8)